UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.7%
	CONSUMER DISCRETIONARY – 12.1%
1,095,992	Burlington Stores, Inc.*	$58,186,215
1,400,000	ClubCorp Holdings, Inc.	31,514,000
476,661	Core-Mark Holding Co., Inc.	28,652,093
299,000	Deckers Outdoor Corp.*	19,252,610
2,498,031	La Quinta Holdings, Inc.*	47,087,884
709,926	LKQ Corp.*	21,290,681
702,309	Monro Muffler Brake, Inc.	44,519,367
1,355,300	Texas Roadhouse, Inc.	48,777,247
		299,280,097
	CONSUMER STAPLES – 1.4%
735,100	United Natural Foods, Inc.*	35,395,065

	ENERGY – 1.7%
437,699	Gulfport Energy Corp.*	15,682,755
341,386	PDC Energy, Inc.*	19,179,066
100,000	RSP Permian, Inc.*	2,394,000
837,600	Sanchez Energy Corp.*	5,394,144
		42,649,965
	FINANCIALS – 6.0%
1,426,858	BankUnited, Inc.	50,853,219
1,164,697	PRA Group, Inc.*	62,066,703
762,780	Stifel Financial Corp.*	35,545,548
		148,465,470
	HEALTH CARE – 26.1%
195,375	ABIOMED, Inc.*	18,736,462
900,625	Acadia Healthcare Co., Inc.*	65,772,644
997,499	Acceleron Pharma, Inc.*	28,907,521
2,626,340	Akorn, Inc.*	104,502,069
557,000	Align Technology, Inc.*	31,526,200
462,524	Chimerix, Inc.*	22,635,925
1,257,471	Depomed, Inc.*	33,863,694
1,907,639	Globus Medical, Inc. - Class A*	46,584,544
2,094,900	Keryx Biopharmaceuticals, Inc.*	12,946,482
603,366	Ligand Pharmaceuticals, Inc.*	55,473,470
193,859	Mallinckrodt PLC*1	16,718,400
263,556	Nevro Corp.*	11,867,927
1,637,409	Omnicell, Inc.*	55,639,158
515,000	Pacira Pharmaceuticals, Inc.*	29,638,250
258,526	Prothena Corp. PLC*1	14,873,001
443,337	Sage Therapeutics, Inc.*	23,944,631
406,700	Sirona Dental Systems, Inc.*	38,791,046
2,072,265	Spectranetics Corp.*	34,917,665
		647,339,089

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 14.6%
957,732	A.O. Smith Corp.	$61,783,291
1,178,500	Beacon Roofing Supply, Inc.*	42,720,625
401,738	CLARCOR, Inc.	22,645,971
1,590,990	KEYW Holding Corp.*	13,364,316
767,812	Middleby Corp.*	83,345,993
152,100	Power Solutions International, Inc.*	4,782,024
1,317,500	Roadrunner Transportation Systems, Inc.*	28,563,400
828,495	Waste Connections, Inc.	39,403,222
538,600	Watsco, Inc.	65,956,956
		362,565,798
	TECHNOLOGY – 30.8%
224,321	ANSYS, Inc.*	19,874,841
1,103,874	CalAmp Corp.*	18,346,386
369,840	Ellie Mae, Inc.*	26,787,511
1,484,805	EPAM Systems, Inc.*	104,842,081
1,330,000	FireEye, Inc.*	50,247,400
1,749,078	Fortinet, Inc.*	73,706,147
818,410	HomeAway, Inc.*	23,480,183
493,144	Hortonworks, Inc.*	11,717,102
897,395	MAXIMUS, Inc.	54,337,267
1,691,887	Nimble Storage, Inc.*	45,105,707
406,426	Proofpoint, Inc.*	22,898,041
814,441	Qlik Technologies, Inc.*	30,834,736
2,944,887	Rambus, Inc.*	39,549,832
2,297,147	Seachange International, Inc.*2	13,874,768
859,000	Silicon Laboratories, Inc.*	37,349,320
1,166,600	Solera Holdings, Inc.	56,195,122
1,226,097	Synchronoss Technologies, Inc.*	49,522,058
1,109,075	Virtusa Corp.*	58,692,249
270,804	WEX, Inc.*	25,599,102
		762,959,853
	TOTAL COMMON STOCKS (Cost $1,715,515,913)	2,298,655,337

	SHORT-TERM INVESTMENTS – 7.5%
185,876,060	Fidelity Institutional Government Portfolio, 0.01%[3]	185,876,060

	TOTAL SHORT-TERM INVESTMENTS (Cost $185,876,060)	185,876,060
	TOTAL INVESTMENTS – 100.2% (Cost $1,901,391,973)	2,484,531,397
	Liabilities in Excess of Other Assets – (0.2)%	(4,174,280)
	TOTAL NET ASSETS – 100.0%	$2,480,357,117

PLC – Public Limited Company

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.9%
	CONSUMER DISCRETIONARY – 22.4%
2,595	Amazon.com, Inc.*	$1,330,950
67,100	Hanesbrands, Inc.	2,020,381
18,090	Home Depot, Inc.	2,106,761
43,030	LKQ Corp.*	1,290,470
18,740	Marriott International, Inc. - Class A	1,324,168
7,570	O'Reilly Automotive, Inc.*	1,817,330
1,010	Priceline Group, Inc.*	1,261,126
18,810	Starbucks Corp.	1,029,095
19,965	Time Warner, Inc.	1,419,511
26,525	TJX Cos., Inc.	1,865,238
14,850	VF Corp.	1,075,586
		16,540,616
	CONSUMER STAPLES – 8.7%
18,090	Church & Dwight Co., Inc.	1,560,805
21,910	CVS Health Corp.	2,243,584
24,505	Mondelez International, Inc. - Class A	1,038,032
16,575	PepsiCo, Inc.	1,540,315
		6,382,736
	ENERGY – 2.0%
9,300	EOG Resources, Inc.	728,283
22,560	Kinder Morgan, Inc.	731,170
		1,459,453
	FINANCIALS – 5.2%
6,990	Affiliated Managers Group, Inc.*	1,303,216
5,765	Goldman Sachs Group, Inc.	1,087,279
6,415	Intercontinental Exchange, Inc.	1,465,250
		3,855,745
	HEALTH CARE – 17.2%
4,250	Alexion Pharmaceuticals, Inc.*	731,808
7,495	Allergan plc*1	2,276,531
2,555	Biogen, Inc.*	759,602
21,625	Cardinal Health, Inc.	1,779,089
15,930	Celgene Corp.*	1,881,014
11,315	Cerner Corp.*	698,814
10,235	Gilead Sciences, Inc.	1,075,391
6,705	Incyte Corp.*	779,054
12,180	Isis Pharmaceuticals, Inc.*	611,192
5,765	Mallinckrodt PLC*1	497,174
4,755	Perrigo Co. PLC[1]	870,022
6,560	UnitedHealth Group, Inc.	758,992
		12,718,683
	INDUSTRIALS – 7.2%
33,515	AMETEK, Inc.	1,803,777
24,650	Danaher Corp.	2,145,043

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
16,147	Illinois Tool Works, Inc.	$1,364,906
		5,313,726
	MATERIALS – 2.1%
13,985	Ecolab, Inc.	1,526,323

	TECHNOLOGY – 29.1%
4,035	Alphabet, Inc. - Class A*	2,613,954
2,305	Alphabet, Inc. - Class C*	1,425,066
42,670	Apple, Inc.	4,811,469
18,450	Check Point Software Technologies Ltd.*1	1,439,284
21,625	Citrix Systems, Inc.*	1,472,879
14,850	Cognizant Technology Solutions Corp. - Class A*	934,659
16,575	Facebook, Inc. - Class A*	1,482,302
53,770	Intel Corp.	1,534,596
38,490	Microsoft Corp.	1,675,085
25,585	QUALCOMM, Inc.	1,447,599
37,550	Visa, Inc. - Class A	2,677,315
		21,514,208
	TOTAL COMMON STOCKS (Cost $46,154,903)	69,311,490

	SHORT-TERM INVESTMENTS – 6.1%
4,534,529	Fidelity Institutional Government Portfolio, 0.01%[2]	4,534,529

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,534,529)	4,534,529

	TOTAL INVESTMENTS – 100.0% (Cost $50,689,432)	73,846,019
	Liabilities in Excess of Other Assets – 0.0%	(24,024)

	TOTAL NET ASSETS – 100.0%	$73,821,995

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.1%
	COMMUNICATIONS – 3.2%
269	Verizon Communications, Inc.	$12,377

	CONSUMER DISCRETIONARY – 13.5%
414	General Motors Co.	12,188
144	Home Depot, Inc.	16,770
174	Time Warner, Inc.	12,372
147	VF Corp.	10,647
		51,977
	CONSUMER STAPLES – 16.4%
187	CVS Health Corp.	19,149
141	Hershey Co.	12,622
76	Kraft Heinz Co.	5,522
228	Mondelez International, Inc. - Class A	9,658
170	PepsiCo, Inc.	15,798
		62,749
	ENERGY – 8.1%
110	Chevron Corp.	8,909
143	Exxon Mobil Corp.	10,759
347	Kinder Morgan, Inc.	11,246
		30,914
	FINANCIALS – 12.7%
53	BlackRock, Inc.	16,031
154	CME Group, Inc.	14,544
286	JPMorgan Chase & Co.	18,332
		48,907
	HEALTH CARE – 14.9%
92	Amgen, Inc.	13,964
197	Cardinal Health, Inc.	16,207
123	Gilead Sciences, Inc.	12,924
120	UnitedHealth Group, Inc.	13,884
		56,979
	INDUSTRIALS – 8.8%
136	Boeing Co.	17,773
187	Illinois Tool Works, Inc.	15,807
		33,580
	TECHNOLOGY – 18.5%
219	Apple, Inc.	24,694
154	Automatic Data Processing, Inc.	11,907
470	Intel Corp.	13,414
251	Microsoft Corp.	10,924

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
179	QUALCOMM, Inc.	$10,128
		71,067
	TOTAL COMMON STOCKS (Cost $331,984)	368,550

	SHORT-TERM INVESTMENTS – 13.4%
51,602	Fidelity Institutional Government Portfolio, 0.01%[1]	51,602

	TOTAL SHORT-TERM INVESTMENTS (Cost $51,602)	51,602

	TOTAL INVESTMENTS – 109.5% (Cost $383,586)	420,152
	Liabilities in Excess of other assets – (9.5)%	(36,277)

	TOTAL NET ASSETS – 100.0%	$383,875

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	CONSUMER DISCRETIONARY – 20.2%
66	Burlington Stores, Inc.*	$3,504
82	Dunkin' Brands Group, Inc.	4,113
149	Hanesbrands, Inc.	4,486
99	LKQ Corp.*	2,969
63	Marriott International, Inc. - Class A	4,452
20	O'Reilly Automotive, Inc.*	4,801
71	Penske Automotive Group, Inc.	3,593
139	Sally Beauty Holdings, Inc.*	3,634
25	Ulta Salon Cosmetics & Fragrance, Inc.*	3,952
		35,504
	CONSUMER STAPLES – 8.0%
46	Church & Dwight Co., Inc.	3,969
28	Constellation Brands, Inc. - Class A	3,584
69	Hain Celestial Group, Inc.*	4,199
50	United Natural Foods, Inc.*	2,408
		14,160
	ENERGY – 1.9%
25	Diamondback Energy, Inc.*	1,707
47	Gulfport Energy Corp.*	1,684
		3,391
	FINANCIALS – 7.4%
26	Affiliated Managers Group, Inc.*	4,847
97	BankUnited, Inc.	3,457
88	PRA Group, Inc.*	4,690
		12,994
	HEALTH CARE – 17.3%
56	Acadia Healthcare Co., Inc.*	4,090
130	Akorn, Inc.*	5,173
61	Globus Medical, Inc. - Class A*	1,490
24	Incyte Corp.*	2,788
42	Isis Pharmaceuticals, Inc.*	2,107
38	Mallinckrodt PLC*1	3,277
31	Pacira Pharmaceuticals, Inc.*	1,784
14	Perrigo Co. PLC[1]	2,562
29	Sirona Dental Systems, Inc.*	2,766
34	Teleflex, Inc.	4,447
		30,484
	INDUSTRIALS – 21.6%
73	A.O. Smith Corp.	4,709
64	AMETEK, Inc.	3,445
97	Fortune Brands Home & Security, Inc.	4,641
36	Kansas City Southern	3,339
43	Middleby Corp.*	4,668
66	Robert Half International, Inc.	3,368

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
34	Snap-on, Inc.	$5,432
53	Verisk Analytics, Inc. - Class A*	3,873
37	Watsco, Inc.	4,531
		38,006
	MATERIALS – 2.0%
38	Vulcan Materials Co.	3,557

	TECHNOLOGY – 17.6%
13	Alliance Data Systems Corp.*	3,343
81	Amphenol Corp. - Class A	4,241
68	EPAM Systems, Inc.*	4,802
93	FireEye, Inc.*	3,514
83	Fortinet, Inc.*	3,498
59	Gartner, Inc.*	5,045
75	MAXIMUS, Inc.	4,541
67	VeriFone Systems, Inc.*	2,093
		31,077
	TOTAL COMMON STOCKS (Cost $144,656)	169,173

	SHORT-TERM INVESTMENTS – 27.2%
47,883	Fidelity Institutional Government Portfolio, 0.01%[2]	47,883

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,883)	47,883

	TOTAL INVESTMENTS – 123.2% (Cost $192,539)	217,056
	Liabilities in Excess of other assets – (23.2)%	(40,828)

	TOTAL NET ASSETS – 100.0%	$176,228

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge Large Cap Growth Fund (“Large Cap Growth” or “Large Cap Growth Fund”), Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

The Large Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Large Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Large Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Large Cap Growth Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Large Cap Growth Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The Small Cap Growth Fund and Large Cap Growth Fund each incurred offering costs of approximately $21,700, which are being amortized over a one-year period from October 17, 2014 (Plan of Reorganization).

Note 3 – Federal Income Taxes
At August 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

	Small Cap Growth Fund	Large Cap Growth Fund	Dividend Growth Fund	Growth Opportunity Fund
Cost of investments	$1,901,904,370	$50,791,915	$383,586	$192,539

Gross unrealized appreciation	$713,468,502	$24,538,924	$55,461	$29,725
Gross unrealized depreciation	(130,841,475)	(1,484,820)	(18,895)	(5,208)
Net unrealized appreciation on investments	$582,627,027	$23,054,104	$36,566	$24,517

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2015, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$2,298,655,337	$-	$-	$2,298,655,337
Short-Term Investments	185,876,060	-	-	185,876,060
Total	$2,484,531,397	$-	$-	$2,484,531,397

Large Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$69,311,490	$-	$-	$69,311,490
Short-Term Investments	4,534,529	-	-	4,534,529
Total	$73,846,019	$-	$-	$73,846,019

Dividend Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$368,550	$-	$-	$368,550
Short-Term Investments	51,602	-	-	51,602
Total	$420,152	$-	$-	$420,152

Growth Opportunity Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$169,173	$-	$-	$169,173
Short-Term Investments	47,883	-	-	47,883
Total	$217,056	$-	$-	$217,056

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/2015

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/2015

* Print the name and title of each signing officer under his or her signature.